Short-Term Borrowings - Summary of Federal Funds Purchased and Other Short-term Borrowings (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Federal Funds Purchased [Member]
Short-term Debt [Line Items]
Maximum indebtedness during the year	$ 50,000,000	$ 20,000,000	$ 20,000,000
Average balance during the year	$ 288,000	$ 137,000	$ 116,000
Average rate paid during the year	0.35%	2.19%	2.58%
Short Term Borrowings, FHLB advances [Member]
Short-term Debt [Line Items]
Outstanding balance at year end		$ 101,500,000	$ 188,600,000
Maximum indebtedness during the year	$ 102,700,000	192,700,000	225,300,000
Average balance during the year	$ 8,151,000	$ 112,088,000	$ 113,520,000
Average rate paid during the year	1.64%	2.32%	2.07%
Interest rate on year end balance		1.63%	2.45%